Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	[1]	$ (302)	$ (315)	$ (280)
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost		170	130	124
Interest cost		568	540	543
Settlement loss		3	0	10
Expected return on plan assets		(1,083)	(1,047)	(1,018)
Amortization of prior service cost		3	5	3
Amortization of net actuarial loss (gain)		200	182	177
Total Other components of net periodic benefit cost (income)		(309)	(320)	(285)
Net periodic benefit cost (income)		(139)	(190)	(161)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost		2	2	2
Interest cost		9	8	8
Settlement loss		0	0	0
Expected return on plan assets		0	0	0
Amortization of prior service cost		0	0	2
Amortization of net actuarial loss (gain)		(2)	(3)	(5)
Total Other components of net periodic benefit cost (income)		7	5	5
Net periodic benefit cost (income)		$ 9	$ 7	$ 7

[1]	The Company adopted Accounting Standards Update (ASU) 2017-07: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost in the first quarter of 2018 on a retrospective basis. Comparative figures have been adjusted to conform to the current presentation. See Note 2 - Recent accounting pronouncements for additional information.